Note 16 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2018	2017	2016
Tax recognised in profit or loss

Current tax	3,783	4,995	3,106
Income tax– current year	2,523	3,702	2,414
Income tax – Prior year under provision	1,075	71	49
Withholding tax expense – current year	580	1,222	643
Withholding tax expense – Prior year over provision	(395)	—	—
Deferred tax expense	3,662	3,696	4,611
Origination and reversal of temporary differences	3,662	3,696	4,611

Tax expense – recognised in profit or loss	7,445	8,691	7,717
Income tax - current year	—	—	—
Tax expense	7,445	8,691	7,717

Disclosure of unrecognized deferred tax assets [text block]
	2018	2017	2016

Eersteling Gold Mining Company Limited	4,989	4,989	4,989
Greenstone Management Services Holdings Limited	191	116	—
Tax losses carried forward	5,180	5,105	4,989

Disclosure of income taxes paid [text block]
Tax paid	2018	2017	2016

Net income tax (payable)/receivable at January 1	(1,145)	(345)	344
Current tax expense	(3,783)	(4,995)	(3,106)
Foreign currency movement	46	(17)	(49)
Tax paid	3,344	4,212	2,466
Net income tax payable at December 31	(1,538)	(1,145)	(345)

Disclosure of income tax reconciliation [text block]
	2018	2017	2016
Profit for the year	13,756	11,896	11,085
Total tax expense	7,445	8,691	7,717
Profit before tax	21,201	20,587	18,802

Income tax at Company's domestic tax rate (1)	—	—	—
Tax rate differences in foreign jurisdictions (2)	6,465	6,546	6,293
Management fee – Withholding tax on deemed dividend portion (3)	337	538	—
Management fee – non-deductible deemed dividend (3)	579	925	—
Management fee – non-deductible withholding tax current year (4)	96	427	427
Management fee – non-deductible withholding tax prior year (5)	(664)	—	—
Withholding tax on intercompany dividend	110	90	49
Non-deductible royalty expenses	882	901	753
Other non-deductible expenditure	137	107	64
Export incentive income credit 2016	—	(284)	—
Export incentive income exemption (6)	(1,649)	(630)	—
Change in tax estimates
- Zimbabwean income tax (7)	795	—	—
- South African income tax (8)	220	—	—
- Other	61	(45)	49
Change in unrecognised deferred tax assets	76	116	82
Tax expense - recognised in profit or loss	7,445	8,691	7,717

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2018	2017	2018	2017	* 2018	*2017

Property, plant and equipment	—	—	(24,930)	(20,985)	(24,930)	(20,985)
Allowance for obsolete stock	258	35	—	—	258	35
Prepayments	—	—	(3)	(4)	(3)	(4)
Unrealised foreign exchange	34	97	—	—	34	97
Share based payments	13	12	—	—	13	12
Provisions	1,386	1,290	—	—	1,386	1,290
Other	12	—	—	—	12	—
Tax assets/ (liabilities)	1,703	1,434	(24,933)	(20,989)	(23,230)	(19,555)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2018	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2018
Property, plant and equipment	(20,985)	(3,945)	—	(24,930)
Allowance for obsolete stock	35	223	—	258
Prepayments	(4)	—	1	(3)
Unrealised foreign exchange	97	(63)	—	34
Share based payments	12	3	(2)	13
Provisions	1,290	104	(8)	1,386
Other	—	16	(4)	12
Total	(19,555)	(3,662)	(13)	(23,230)
	Balance January 1, 2017	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2017
Property, plant and equipment	(17,092)	(3,893)	—	(20,985)
Allowance for obsolete stock	12	23	—	35
Prepayments	(3)	(1)	—	(4)
Unrealised foreign exchange	—	97	—	97
Share based payments	—	12	—	12
Provisions	1,218	66	6	1,290
Total	(15,865)	(3,696)	6	(19,555)